INVESTMENT OPERATIONS - Schedule of Available-for-Sale Credit Losses on Fixed Maturities with Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 23
Ending Balance	1	$ 23
Corporate securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning Balance	18	0
Additions for securities for which an allowance was not previously recorded	0	62
Adjustments on previously recorded allowances due to change in expected cash flows	(1)	20
Reductions on previously recorded allowances due to disposal of security in the current period	0	(1)
Write-offs of previously recorded allowances due to intent or requirement to sell	(16)	(63)
Ending Balance	1	18
Commercial mortgage-backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning Balance	4	0
Additions for securities for which an allowance was not previously recorded	0	4
Adjustments on previously recorded allowances due to change in expected cash flows	(4)	0
Reductions on previously recorded allowances due to disposal of security in the current period	0	0
Write-offs of previously recorded allowances due to intent or requirement to sell	0	0
Ending Balance	0	4
Other asset-backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning Balance	1	0
Additions for securities for which an allowance was not previously recorded	0	1
Adjustments on previously recorded allowances due to change in expected cash flows	0	1
Reductions on previously recorded allowances due to disposal of security in the current period	(1)	(1)
Write-offs of previously recorded allowances due to intent or requirement to sell	0	0
Ending Balance	0	1
Total fixed maturity securities - AFS
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning Balance	23	0
Additions for securities for which an allowance was not previously recorded	0	67
Adjustments on previously recorded allowances due to change in expected cash flows	(5)	21
Reductions on previously recorded allowances due to disposal of security in the current period	(1)	(2)
Write-offs of previously recorded allowances due to intent or requirement to sell	(16)	(63)
Ending Balance	$ 1	$ 23